Due to banks and correspondents - Loan received from foreign entities (Parenthetical) (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2020	Nov. 30, 2018	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Credit Suisse First Boston [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate				$ 0.69	$ 2.29
Proceeds from long term borrowings				60,000,000	72,000,000
Interest rate swap fixed rate of interest				0.69	2.29
Borrowings Interest rate				$ 0.69	$ 2.29
Development Bank Of Latin America [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings			$ 40,000,000
Annual interest rate, basis					6-month Libor rate plus 0.85 percent
Borrowings adjustment to interest rate basis					0.85%
Development Bank Of Latin America [Member] | Inteligo Bank [Member] | Interest rate swap contract [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate					$ 4.00
Interest rate swap amount					40,000,000
Interest rate swap fixed rate of interest					4.00
Borrowings Interest rate					4.00
Wells Fargo Bank And Co [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings		$ 25,000,000
Annual interest rate, basis				3-month Libor rate plus 0.90 percent
Borrowings Maturity				December 2020
Borrowings adjustment to interest rate basis				0.90%
Wells Fargo Bank And Co [Member] | Inteligo Bank [Member] | Interest rate swap contract [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate				$ 3.93
Interest rate swap fixed rate of interest				3.93
Borrowings Interest rate				$ 3.93
Citi Bank N A [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings		$ 25,000,000
Annual interest rate, basis				3-month Libor rate plus 0.90 percent
Borrowings Maturity				December 2020
Borrowings adjustment to interest rate basis				0.90%
Citi Bank N A [Member] | Inteligo Bank [Member] | Interest rate swap contract [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate				$ 3.93
Interest rate swap fixed rate of interest				3.93
Borrowings Interest rate				3.93
Bank J Sarfa Sarasin [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate				0.85	2.44
Proceeds from long term borrowings				23,000,000	23,000,000
Interest rate swap fixed rate of interest				0.85	2.44
Borrowings Interest rate				$ 0.85	2.44
Development Bank Of Latin America Two [Member] | Inteligo Bank [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Proceeds from long term borrowings	$ 35,000,000
Annual interest rate, basis				6-month Libor rate plus 1.40 percent
Borrowings adjustment to interest rate basis				1.40%
Bottom of range [member] | Due To Foreign Entities [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate				$ 0.69	2.29
Interest rate swap fixed rate of interest				0.69	2.29
Borrowings Interest rate				0.69	2.29
Top of range [member] | Due To Foreign Entities [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate				2.87	3.68
Interest rate swap fixed rate of interest				2.87	3.68
Borrowings Interest rate				$ 2.87	$ 3.68